Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.2%)
Pinterest, Inc. - Class A *	378,053	13,107

Total		13,107

Consumer Discretionary (13.6%)
CarMax, Inc. *	186,164	16,217
Choice Hotels International, Inc.	90,385	11,420
Deckers Outdoor Corp. *	17,972	16,916
Domino’s Pizza, Inc.	462	230
DoorDash, Inc. - Class A *	1,645	227
DraftKings, Inc. - Class A *	586,070	26,613
Floor & Decor Holdings, Inc. *	70,733	9,168
Gentex Corp.	217,896	7,870
Hyatt Hotels Corp. - Class A	90,013	14,368
NVR, Inc. *	3,225	26,122
O’Reilly Automotive, Inc. *	7,597	8,576
Valvoline, Inc. *	336,380	14,993
Visteon Corp. *	25,100	2,952

Total		155,672

Consumer Staples (2.1%)
Celsius Holdings, Inc. *	100,906	8,367
e.l.f. Beauty, Inc. *	32,793	6,429
Post Holdings, Inc. *	86,163	9,157

Total		23,953

Energy (3.5%)
Marathon Oil Corp.	325,591	9,227
Ovintiv, Inc.	173,382	8,999
Targa Resources Corp.	198,616	22,243

Total		40,469

Financials (11.7%)
Credit Acceptance Corp. *	34,760	19,172
Hamilton Lane, Inc. - Class A	78,875	8,894
M&T Bank Corp.	38,764	5,638
Markel Corp. *	11,693	17,791
Morningstar, Inc.	31,547	9,728
Nuvei Corp.	421,671	13,333
Shift4 Payments, Inc. - Class A *	119,379	7,887
Tradeweb Markets, Inc. - Class A	164,699	17,157
W.R. Berkley Corp.	56,368	4,985
WEX, Inc. *	106,258	25,239

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
White Mountains Insurance Group, Ltd.	2,265	4,064

Total		133,888

Health Care (21.3%)
Acadia Healthcare Co., Inc. *	121,773	9,647
Agilon Health, Inc. *	840,453	5,127
Apellis Pharmaceuticals, Inc. *	259,862	15,275
Bio-Techne Corp.	149,613	10,531
Dexcom, Inc. *	147,474	20,455
Exact Sciences Corp. *	272,149	18,795
ICON PLC *	50,078	16,824
Inspire Medical Systems, Inc. *	48,173	10,347
Mettler-Toledo International, Inc. *	10,491	13,966
Molina Healthcare, Inc. *	26,817	11,017
Neurocrine Biosciences, Inc. *	65,854	9,083
PTC Therapeutics, Inc. *	346,916	10,092
Repligen Corp. *	55,114	10,136
Sarepta Therapeutics, Inc. *	70,570	9,136
Shockwave Medical, Inc. *	69,832	22,739
Ultragenyx Pharmaceutical, Inc. *	193,985	9,057
United Therapeutics Corp. *	38,064	8,744
Veeva Systems, Inc. - Class A *	101,153	23,436
Waters Corp. *	26,595	9,155

Total		243,562

Industrials (18.3%)
Acuity Brands, Inc.	20,930	5,624
AMERCO	140,219	9,350
Axon Enterprise, Inc. *	53,667	16,791
Builders FirstSource, Inc. *	43,116	8,992
Copart, Inc. *	79,166	4,585
Dayforce, Inc. *	181,733	12,032
Expeditors International of Washington, Inc.	137,316	16,693
Fortive Corp.	153,041	13,165
Genpact, Ltd.	86,346	2,845
Graco, Inc.	173,207	16,188
IDEX Corp.	57,719	14,085

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Ingersoll-Rand, Inc.	119,727	11,368
J.B. Hunt Transport Services, Inc.	55,452	11,049
Lennox International, Inc.	42,332	20,690
Lincoln Electric Holdings, Inc.	43,586	11,134
NEXTracker, Inc. - Class A *	48,582	2,734
Rollins, Inc.	4,940	231
TransUnion	36,466	2,910
Watsco, Inc.	30,464	13,159
Westinghouse Air Brake Technologies Corp.	109,374	15,934

Total		209,559

Information Technology (24.5%)
CDW Corp.	35,080	8,973
CyberArk Software, Ltd. *	83,310	22,130
Datadog, Inc. - Class A *	223,572	27,634
Dynatrace, Inc. *	298,570	13,866
Entegris, Inc.	57,998	8,151
Fair Isaac Corp. *	18,129	22,654
Flex, Ltd. *	225,400	6,449
HubSpot, Inc. *	42,507	26,633
Informatica, Inc. - Class A *	601,773	21,062
Lattice Semiconductor Corp. *	118,003	9,231
MKS Instruments, Inc.	133,501	17,756
MongoDB, Inc. *	60,475	21,689
Monolithic Power Systems, Inc.	27,060	18,331
Onto Innovation, Inc. *	53,548	9,696
PTC, Inc. *	110,894	20,952
Rambus, Inc. *	150,458	9,300
Silicon Laboratories, Inc. *	17,934	2,577
Unity Software, Inc. *	268,169	7,160
VeriSign, Inc. *	28,966	5,489

Total		279,733

Materials (0.8%)
Ball Corp.	67,744	4,563
Element Solutions, Inc.	185,800	4,642

Total		9,205

Real Estate (1.0%)
Lamar Advertising Co. - Class A	95,112	11,357

Total		11,357

Mid Cap Growth Stock Portfolio

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Utilities (2.0%)
Atmos Energy Corp.	38,956	4,631
NiSource, Inc.	154,786	4,281
Vistra Corp.	199,691	13,909

Total		22,821

Total Common Stocks (Cost: $875,773)		1,143,326

Total Investments (100.0%) (Cost: $875,773)@		1,143,326

Other Assets, Less Liabilities (0.0%)		558

Net Assets (100.0%)		1,143,884

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $875,773 and the net unrealized appreciation of investments based on that cost was $267,553 which is comprised of $291,437 aggregate gross unrealized appreciation and $23,884 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$1,143,326	$—	$—

Total Assets:	$1,143,326	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1